Bank Acceptance Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Line Items]
Schedule of bank acceptance notes payable
	December 31, 2019	December 31, 2018
Bank acceptance notes payable	$929,148	$2,117,382
Total	$929,148	$2,117,382